Accounts Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Reversed bad debt expense	$ 1,126	$ 189